Other non-current liabilities	12 Months Ended
Mar. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Other non-current liabilities
Other non-current liabilities

Other non-current liabilities include deferred income which will not be recognised as income until after 31 March 2019. It also includes payables that are not due until after that date.

Non-current liabilities are initially recognised at fair value and subsequently measured at amortised cost.

	2018	2017¹
	£m	£m
Deferred income[2]	958	1,032
Other payables	359	338
	1,317	1,370

1.	Comparative amounts have been represented to reflect the reclassification of commodity derivative contracts from other non-current liabilities to derivatives (see note 16).

2.	Included within deferred income is £844 million (2017: £839 million) relating to customer contributions.

There is no material difference between the fair value and the carrying value of other payables.